Debt - Schedule of Changes in Carrying Value of Loans (Details) $ in Thousands	9 Months Ended
Sep. 30, 2026 USD ($)
Reconciliation of Carrying Value of Loans [Roll Forward]
Beginning balance	$ 29,998
Ending balance	33,272
SIF Loan
Reconciliation of Carrying Value of Loans [Roll Forward]
Beginning balance	27,536
Contributions received, net of changes due to foreign exchange rates	2,178
Interest expense, net of changes in foreign exchange rates	914
Ending balance	30,628
FedDev Loan
Reconciliation of Carrying Value of Loans [Roll Forward]
Beginning balance	2,462
Contributions received, net of changes due to foreign exchange rates	182
Ending balance	$ 2,644